Investments in Equity Method Investees (Tables)	12 Months Ended
Dec. 31, 2022
Investment Company, Financial Highlights [Abstract]
Schedule of investments in equity investments
	December 31, 2022	December 31, 2021
Ningbo Meishan Xinaishan Equity Investment Limited Partnership (“limited partnership”) (a)	$1,179,300	$1,276,466
Beijing Yisuizhen (b)	-	716,819
	$1,179,300	$1,993,285

(a)	On November 5, 2020, the Company entered into a five-year partnership agreement to invest $1,217,039, for 28% partnership interest in the limited partnership. The funds raised by the limited partnership are invested in one PRC private company engaged in immunotherapy. For the years ended December 31, 2022, 2021 and 2020, equity investment loss of $80, $13,758 and $25,622 have been recorded in other income, net for the Company’s share of the operating loss of the limited partnership. As of December 31, 2022 and 2021, no significant impairment indicators have been noted in connection with the investment.

(b)

On November 8, 2021, the Company newly set up Beijing Yisuizhen with other investors and acquired 47% equity interest at cash consideration of $708,129. In August 2022, the Company, through Hainan Muxin, acquired additional 53% equity interest in Beijing Yisuizhen, which was consolidated in the Company’s consolidated financial statements.

Beijing Yisuizhen has not commenced operations. In addition, the Company did not note significant impairment indicators in connection with the investment.